Stockholders' Equity - Schedule of Outstanding Series C Preferred Stock Warrants (Detail) - Series C Warrants [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2024 shares	Jun. 30, 2024 Warrant $ / shares shares
Balance	2,444	2,444
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised	(2,444)	0
Balance	0	2,444
Issuance of Preferred Series C-1 Agent Warrants [Member]
Balance	1,929	1,929
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		1,929
Warrants exercise price | $ / shares		$ 58
Issuance of Preferred Series C-2 Agent Warrants [Member]
Balance	219	219
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		219
Warrants exercise price | $ / shares		$ 60.7
Issuance of Preferred Series C-3 Agent Warrants [Member]
Balance	296	296
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised		0
Balance		296
Warrants exercise price | $ / shares		$ 57.5